UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

as of November 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS 126.8%

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS 125.4%

Aerospace/Defense 4.9%
DRS Technologies, Inc.,
Gtd. Notes	B1	6.625%	2/1/16	$200		$197,000
Gtd. Notes	B3	7.625	2/1/18	275		279,813
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75	6/15/13	300		305,250
Hawker Beechcraft Acquisition Co. LLC, Sr. Notes	B3	8.50	4/1/15	175	(h)	175,875
L-3 Communications Corp.,
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	300		297,000
Gtd. Notes	Ba3	7.625	6/15/12	400		410,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300		291,000
Sequa Corp.,
Sr. Notes, Ser. B	B2	8.875	4/1/08	300		303,750
Unsec’d. Notes	B2	9.00	8/1/09	562		601,340
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150		151,500

						3,013,028

Airlines 0.3%
AMR Corp., M.T.N., Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		100,125
Continental Airlines, Inc., Pass-Thru Certs., Ser. 1998-1, Class B (Sinkable, expected maturity 3/15/17)	Ba2	6.748	9/15/18	72		68,988

						169,113

Automotive 3.6%
Ford Motor Credit Co., Notes	B1	7.875	6/15/10	855		793,607
General Motors Corp.,
Notes	Caa1	7.20	1/15/11	1,085		1,009,049
Sr. Notes	Caa1	7.125	7/15/13	50		43,500
Lear Corp., Gtd. Notes, Ser. B	B3	8.75	12/1/16	125		115,000
TRW Automotive, Inc. Gtd. Notes	Ba3	7.25	3/15/17	200	(h)	185,500
Visteon Corp., Sr. Notes	Caa2	7.00	3/10/14	135		104,288

						2,250,944

Banking 0.6%
Halyk Savings Bank of Kazakhstan (Kazakhstan), Notes	Baa3	8.125	10/7/09	100	(c)(h)	100,375
Kazkommerts International BV (Netherlands),
Gtd. Notes	Ba1	7.00	11/3/09	105	(c)(h)	96,075
Gtd. Notes	Ba1	8.50	4/16/13	205	(c)(h)	180,913

						377,363

Building Materials & Construction 0.7%
Beazer Homes USA, Inc., Gtd. Notes	B1	8.625	5/15/11	110		83,600
Goodman Global Holdings, Inc., Sr. Notes, Ser. B	B1	8.36	6/15/12	122	(i)	121,848
KB Home, Notes	Ba1	6.375	8/15/11	150		138,000
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	100		81,000

						424,448

Cable 5.5%
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		63,113
Gtd. Notes	NR	11.00	10/1/15	4		3,470
Gtd. Notes	Caa3	11.125	1/15/14	198		132,660
Gtd. Notes	Caa3	11.75	5/15/14	500		340,000
Sec’d. Notes	Caa2	11.00	10/1/15	400		348,000
Charter Communications Holdings II LLC, Sr. Notes, Ser. B	Caa1	10.25	9/15/10	250		246,250
CSC Holdings, Inc.,
Debentures	B2	7.625	7/15/18	100		91,000
Debentures	B2	7.875	2/15/18	50		46,250
Debentures, Ser. B	B2	8.125	8/15/09	525		530,249
Sr. Notes	B2	7.875	12/15/07	350		350,108
Sr. Notes, Ser. B	B2	7.625	4/1/11	25		24,500
Sr. Notes, Ser. B	B2	8.125	7/15/09	400		404,000
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125		111,250
Mediacom LLC, Sr. Notes	B3	9.50	1/15/13	200		186,000
NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125	8/15/16	400	(c)	398,000
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375	12/15/15	100	(c)	92,250

						3,367,100

Capital Goods 9.7%
Actuant Corp., Sr. Notes	Ba2	6.875	6/15/17	125	(h)	121,875
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	125		117,500
Allied Waste North America, Inc.,
Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		438,188
Sr. Notes	B1	7.25	3/15/15	95		94,525
Ashtead Capital, Inc., Notes	B1	9.00	8/15/16	375	(h)	330,000
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes	B1	8.625	8/1/15	150	(c)(h)	130,500
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	360		369,000
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	425		425,000
Columbus McKinnon Corp., Sr. Sub. Notes	B1	8.875	11/1/13	300		309,000
GrafTech Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	400		412,000
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	670		669,999
Invensys PLC (United Kingdom), Sr. Notes	B2	9.875	3/15/11	18	(c)(f)(h)	18,945
JohnsonDiversey Holdings, Inc., Discount Notes	Caa1	10.67	5/15/13	210		210,000
JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	5/15/12	75		76,500

Mobile Mini, Inc., Sr. Notes	B1	6.875	5/1/15	295		266,975
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/1/14	345		341,550
Rental Service Corp., Bonds	Caa1	9.50	12/1/14	270		250,425
Stena AB (Sweden), Sr. Notes	Ba3	7.50	11/1/13	275	(c)	270,188
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	275		276,375
Sr. Sub. Notes	Ba3	8.00	11/15/17	100		100,500
United Rentals North America, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/13	400		366,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		348,250

						5,943,295

Chemicals 6.2%
Equistar Chemical Funding LP,
Gtd. Notes	B1	10.125	9/1/08	108		111,780
Sr. Notes	B1	10.625	5/1/11	85		88,825
Equistar Chemicals LP, Notes	B1	8.75	2/15/09	251		261,040
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	175		168,438
Huntsman LLC, Gtd. Notes	Ba1	11.625	10/15/10	611	(f)	647,660
Ineos Group Holdings PLC (United Kingdom), Sr. Sub. Notes	B3	8.50	2/15/16	75	(c)(h)	67,500
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	730		766,499
Lyondell Chemical Co.,
Gtd. Notes	B1	6.875	6/15/17	100		113,500
Gtd. Notes	B1	8.25	9/15/16	250		293,125
Gtd. Notes	Ba2	10.50	6/1/13	224		239,680
Momentive Performance Materials, Inc., Sr. Notes	B3	9.75	12/1/14	215	(h)	199,413
Mosaic Co. (The),
Sr. Notes	Ba1	7.375	12/1/14	125	(h)	131,875
Sr. Notes	Ba1	7.625	12/1/16	125	(h)	133,750
Nalco Co., Sr. Notes	B1	7.75	11/15/11	575		580,750

						3,803,835

Consumer 2.6%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75	1/15/15	200		200,750
Mac-Gray Corp., Sr. Notes	B2	7.625	8/15/15	150		146,250
Realogy Corp.,
Sr. Notes	Caa1	10.50	4/15/14	100	(h)	75,250
Sr. Notes, PIK	Caa1	11.00	4/15/14	200	(h)	139,500
Sr. Sub. Notes	Caa2	12.375	4/15/15	900	(h)	589,500
Service Corp. International,
Sr. Notes	B1	6.75	4/1/16	100		94,500
Sr. Notes	B1	7.375	10/1/14	350		346,500

						1,592,250

Electric 12.5%
AES Corp.,
Sec’d. Notes	Ba3	8.75	5/15/13	57	(h)	59,280
Sr. Notes	B1	8.00	10/15/17	150	(h)	149,250
Sr. Notes	B1	9.375	9/15/10	700		728,874
Sr. Notes	B1	9.50	6/1/09	75		77,344
AES Eastern Energy LP,
Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/2/17	193	(f)	209,293

CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	200		215,306
Dynegy Holdings, Inc.,
Debentures	B2	7.125	5/15/18	50		43,125
Sr. Notes	B2	7.50	6/1/15	175		161,000
Sr. Unsec’d. Notes	B2	8.375	5/1/16	255		245,119
Edison Mission Energy,
Sr. Notes	B1	7.625	5/15/27	200		186,500
Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		227,250
Energy Future Holdings Corp.,
Gtd. Notes	B3	10.875	11/1/17	200	(h)	196,000
Sr. Unsec’d. Notes, Ser. C	Caa1	6.375	1/1/08	500		499,581
Intergen NV (Netherlands), Sec’d. Notes	Ba3	9.00	6/30/17	275	(c)(h)	288,750
Midwest Generation LLC,
Pass-Thru Certs., Ser. A	Baa3	8.30	7/2/09	134		136,102
Pass-Thru Certs., Ser. B	Baa3	8.56	1/2/16	33		35,604
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	Caa1	8.30	5/1/11	100		99,750
Mirant Corp.	NR	7.40	7/15/49	75	(a)(f)(h)	1
Mirant North America LLC, Gtd. Notes	B2	7.375	12/31/13	375		375,938
NRG Energy Inc.,
Gtd. Notes	B1	7.375	2/1/16	405		396,900
Gtd. Notes	B1	7.375	1/15/17	325		317,688
NSG Holdings LLC, Sec’d. Notes	Ba2	7.75	12/15/25	475	(h)	469,063
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370		403,300
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.625	2/15/08	1,000		1,004,018
Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625	3/15/14	199		211,935
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes	B3	10.25	11/1/15	475	(h)	457,188
Gtd. Notes	B3	10.25	11/1/15	475	(h)	472,535

						7,666,694

Energy—Other 6.1%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	6.50	8/15/17	130		124,800
Sr. Notes	Ba2	6.375	6/15/15	200		192,000
Sr. Notes	Ba2	6.875	1/15/16	180		176,850
Sr. Notes	Ba2	7.00	8/15/14	150		150,000
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.50	5/15/15	110	(c)	110,825
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		100,750
Sr. Notes	B1	8.00	12/15/11	95		98,325
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	200		203,000
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		73,500
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		392,000
OPTI Canada, Inc. (Canada), Gtd. Notes	B1	8.25	12/15/14	165	(c)(h)	162,525
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	270		287,550
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	7/15/13	250		262,500
Petroplus Finance Ltd. (Bermuda),
Gtd. Notes	B1	6.75	5/1/14	150	(c)(h)	139,500
Gtd. Notes	B1	7.00	5/1/17	75	(c)(h)	69,000
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	50		45,595
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	315		301,572
Plains Exploration & Production Co.,

Gtd. Notes	B1	7.00	3/15/17	410		389,500
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	75		76,875
Swift Energy Co., Gtd. Notes	B1	7.125	6/1/17	225		212,625
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	15		14,981
Gtd. Notes	Ba1	6.625	11/1/15	50		49,500
Sr. Notes	Ba1	6.50	6/1/17	100		98,750

						3,732,523

Foods 2.9%
Ahold Finance USA, Inc.,
Gtd. Notes	Baa3	6.875	5/1/29	75		79,043
Notes	Baa3	8.25	7/15/10	75		81,319
Albertson’s, Inc.,
Debentures	B1	7.45	8/1/29	275		261,999
Debentures	B1	8.70	5/1/30	100		108,130
Aramark Corp.,
Gtd. Notes	B3	8.411	2/1/15	200	(i)	194,000
Gtd. Notes	B3	8.50	2/1/15	250		250,938
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	175		161,438
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	100		101,000
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	6/15/10	100		91,500
National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/1/11	150		145,125
Stater Brothers Holdings, Inc.,
Sr. Notes	B2	7.75	4/15/15	225		218,250
Sr. Notes	B2	8.125	6/15/12	100		98,250

						1,790,992

Gaming 7.4%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	6.75	4/15/14	60		57,150
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125	5/15/11	135		133,650
CCM Merger, Inc., Notes	B3	8.00	8/1/13	450	(h)	417,375
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sec’d. Notes	B3	12.00	10/15/15	100	(h)	94,000
Fountainebleau Las Vegas Holdings LLC, Mortgage Backed	Caa1	10.25	6/15/15	275	(h)	243,375
Harrah’s Operating Co. Inc.,
Gtd. Notes	Baa3	5.375	12/15/13	25		19,625
Gtd. Notes	Baa3	5.50	7/1/10	150		142,125
Gtd. Notes	Baa3	5.625	6/1/15	275		204,875
Notes	Baa3	6.50	6/1/16	25		19,000
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250		255,000
Sr. Sub. Notes	B1	9.375	2/15/10	100		103,250
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.875	4/1/16	225		211,781
Gtd. Notes	Ba2	7.50	6/1/16	300		294,750
Gtd. Notes	Ba2	7.625	1/15/17	550		547,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.00	4/1/12	175		176,531
Sr. Sub. Notes	Ba2	8.375	7/1/11	850		858,500
Sr. Unsec’d. Notes	Baa3	6.125	2/15/13	25		23,750
Shingle Springs Tribal Gaming Authority,
Sr. Notes	B3	9.375	6/15/15	150	(h)	147,000
Station Casinos, Inc.,

Sr. Notes	B2	6.00	4/1/12	165		149,738
Sr. Sub. Notes	Caa1	6.50	2/1/14	275		222,750
Sr. Sub. Notes	Caa1	6.625	3/15/18	75		56,813
Tropicana Entertainment LLC, Sr. Sub. Notes	Caa1	9.625	12/15/14	275		191,125

						4,569,413

Healthcare & Pharmaceutical 13.9%
Accellent, Inc., Gtd. Notes	Caa2	10.50	12/1/13	450		398,250
Alliance Imaging, Inc.,
Sr. Sub. Notes	B3	7.25	12/15/12	200		186,000
Sr. Sub. Notes	B3	7.25	12/15/12	125		116,250
Community Health Systems, Inc., Sr. Notes	B3	8.875	7/15/15	750		757,500
Elan Finance PLC (Ireland),
Gtd. Notes	B3	7.75	11/15/11	275	(c)	269,500
Gtd. Notes	B3	8.869	11/15/11	103	(c)(i)	100,940
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875	2/1/08	500		500,000
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25	6/1/14	150		153,750
HCA, Inc.,
Debentures	Caa1	7.50	11/15/95	100		75,692
Sec’d. Notes	B2	9.25	11/15/16	1,275		1,319,624
Sec’d. Notes, PIK	B2	9.625	11/15/16	800		832,000
Sr. Unsec’d. Notes, M.T.N.	Caa1	8.70	2/10/10	500		501,388
LVB Acquisition Merger Sub, Inc.,
Gtd. Notes	B3	10.00	10/15/17	300	(h)	303,375
Gtd. Notes	Caa1	11.625	10/15/17	250	(h)	246,563
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	4/1/14	50		49,500
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125	6/1/13	125		112,500
PTS Acquisition Corp., Sr. Notes, PIK	Caa1	9.50	4/15/15	225	(h)	204,750
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300	(f)	297,000
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	45		38,250
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625	1/15/12	618		661,260
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	1/15/14	303		322,695
Sun Healthcare Group, Inc., Sr. Sub. Notes	B3	9.125	4/15/15	300		300,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes	Caa1	10.00	7/15/17	125	(h)	113,750
Ventas Realty LP, Gtd. Notes	Ba1	9.00	5/1/12	175		189,000
Viant Holdings, Inc., Gtd. Notes	Caa1	10.125	7/15/17	555	(h)	505,050

						8,555,337

Lodging 1.9%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	225		236,813
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	25		24,875
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	325		322,563
Sr. Notes	Ba1	7.125	11/1/13	400		400,999
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		200,000

						1,185,250

Media & Entertainment 9.7%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00	2/1/16	50		52,375
Sr. Sub. Notes	B2	8.00	3/1/14	100		94,750
Cinemark, Inc., Sr. Disc. Notes (Zero Coupon until 3/15/09)	B3	Zero	3/15/14	225		209,250

Clear Channel Communications, Inc.,
Debentures	Baa3	6.875	6/15/18	25		20,279
Sr. Notes	Baa3	5.50	9/15/14	150		119,601
Sr. Notes	Baa3	5.75	1/15/13	250		213,750
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875	5/15/14	50		42,000
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B1	9.875	8/15/13	415		431,081
Dex Media, Inc., Notes	B2	8.00	11/15/13	165		157,575
DirecTV Holdings LLC,
Gtd. Notes	Ba3	6.375	6/15/15	150		145,125
Sr. Notes	Ba3	8.375	3/15/13	150		155,625
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/1/14	75		75,938
Gtd. Notes	Ba3	7.00	10/1/13	75		77,625
Gtd. Notes	Ba3	7.125	2/1/16	475		494,594
Sr. Notes	Ba3	6.375	10/1/11	75		76,125
Idearc, Inc., Gtd. Notes	B2	8.00	11/15/16	350		327,250
Intelsat Bermuda Ltd. (Bermuda),
Gtd. Notes	B2	9.25	6/15/16	175	(c)	178,281
Sr. Unsec‘d. Notes	Caa1	11.25	6/15/16	875	(c)	905,624
Medianews Group, Inc., Sr. Sub. Notes	B3	6.875	10/1/13	200		130,000
Morris Publishing Group LLC, Gtd. Notes	B1	7.00	8/1/13	65		46,638
Nielsen Finance LLC, Sr. Notes	Caa1	10.00	8/1/14	125		127,188
Quebecor World, Inc. (Canada), Sr. Notes	Caa1	9.75	1/15/15	100	(c)(h)	79,500
Radio One, Inc., Gtd. Notes, Ser. B	B1	8.875	7/1/11	200		185,500
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	127,500
Sr. Sub. Debentures	B3	10.375	9/1/14	20	(h)	21,600
RH Donnelley Corp.,
Sr. Notes	B3	8.875	10/15/17	150	(h)	141,375
Sr. Notes, Ser. A-3	B3	8.875	1/15/16	225		212,625
Sun Media Corp. (Canada), Gtd. Notes	Ba1	7.625	2/15/13	400	(c)	384,000
Universal City Florida Holdings Co., Sr. Notes	B3	9.661	5/1/10	250	(i)	252,500
Univision Communications, Inc., Sr. Notes, PIK	B3	9.75	3/15/15	400	(h)	372,000
Vertis, Inc., Sec‘d. Notes	B1	9.75	4/1/09	105		97,650

						5,954,924

Metals 6.5%
AK Steel Corp., Gtd. Notes	B1	7.75	6/15/12	450		448,875
Aleris International, Inc.,
Sr. Notes, PIK	B3	9.00	12/15/14	150		129,000
Sr. Sub Notes	Caa1	10.00	12/15/16	100		84,000
Arch Western Finance LLC, Gtd. Notes	B1	6.75	7/1/13	160		154,800
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	155		152,094
FMG Finance Pty Ltd. (Australia),
Sec‘d. Notes	B1	10.00	9/1/13	140	(c)(h)	154,000
Sec‘d. Notes	B1	10.625	9/1/16	50	(c)(h)	57,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec‘d. Notes	Ba3	8.375	4/1/17	650		701,999
Sr. Unsec‘d. Notes	Ba3	8.394	4/1/15	300	(i)	305,250
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba1	10.375	7/15/11	500	(c)	522,499
Ispat Inland ULC (Canada), Sec‘d. Notes	Baa3	9.75	4/1/14	340	(c)	371,629
Metals USA, Inc., Sec‘d. Notes	B3	11.125	12/1/15	347		359,145
Novelis, Inc. (Canada), Gtd. Notes	B3	7.25	2/15/15	115	(c)	107,238
Peabody Energy Corp., Gtd. Notes, Ser. B	Ba1	6.875	3/15/13	150		150,375
PNA Group, Inc., Sr. Notes	B3	10.75	9/1/16	50		48,000
Ryerson, Inc., Sec‘d. Notes	B2	12.00	11/1/15	250	(h)	245,313

						3,991,717

Non-Captive Finance 2.3%
General Motors Acceptance Corp.,
Notes	Ba2	6.75	12/1/14	85		69,925
Notes	Ba2	6.875	9/15/11	50		43,685
Notes	Ba2	6.875	8/28/12	1,020		867,145
GMAC LLC, Unsub. Notes	Ba2	6.625	5/15/12	75		63,541
Residential Capital LLC,
Gtd. Notes	Ba3	7.875	6/30/10	380		257,450
Gtd. Notes	Ba3	8.00	6/1/12	200		130,000

						1,431,746

Packaging 4.6%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	525		518,437
Berry Plastics Holding Corp.,
Sec‘d. Notes	B3	8.875	9/15/14	175		168,875
Sec‘d. Notes	B3	9.569	9/15/14	225	(i)	216,000
BWAY Corp., Gtd. Notes	B3	10.00	10/15/10	150		150,750
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	300		306,000
Gtd. Notes	B1	7.75	11/15/15	250		255,000
Exopack Holding Corp., Gtd. Notes	B3	11.25	2/1/14	150		147,750
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	125		116,563
Sub. Notes	Caa1	9.875	10/15/14	75		68,813
Greif, Inc., Sr. Notes	Ba2	6.75	2/1/17	415		393,212
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3	8.25	5/15/13	300		310,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		170,625

						2,822,525

Paper 3.3%
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	258,500
Catalyst Paper Corp., (Canada), Gtd. Notes, Ser. D	B2	8.625	6/15/11	315	(c)	261,450
Cellu Tissue Holdings, Inc., Sec‘d. Notes	B2	9.75	3/15/10	75		72,000
Domtar, Inc, Notes	B+(d)	7.875	10/15/11	100		101,750
Georgia-Pacific Corp., Gtd. Notes (cost $275,000; purchased 12/13/06)	Ba3	7.125	1/15/17	275	(g)(h)	263,313
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	275		270,875
Sr. Sub. Notes	B3	9.50	8/15/13	75		74,250
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75	6/1/13	110	(c)	100,650
P.H. Glatfelter, Gtd. Notes	Ba2	7.125	5/1/16	40		39,200
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B3	8.00	3/15/17	240		230,400
Sr. Notes	B3	8.375	7/1/12	120		117,300
Stone Container Finance (Canada), Gtd. Notes	B3	7.375	7/15/14	50	(c)	46,500
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	B3	11.375	8/1/16	200		203,000

						2,039,188

Pipelines & Other 4.2%
AmeriGas Partners LP, Sr. Notes	B1	7.125	5/20/16	175		168,000
El Paso Corp., Sr. Notes, M.T.N.	Ba3	7.75	1/15/32	390		389,612
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	50		48,500
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		51,625
Sr. Notes	B1	6.875	12/15/14	150		144,750
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes	Ba2	5.70	1/5/16	125	(c)	111,759
Gtd. Notes	Ba2	6.40	1/5/36	175	(c)	145,393
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	400	(h)	392,000
Williams Cos., Inc. (The),
Notes	Baa3	7.125	9/1/11	200		210,000
Sr. Unsec‘d. Notes	Baa3	8.125	3/15/12	475		517,750
Williams Partners LP, Gtd. Notes	Ba3	7.25	2/1/17	375		384,375

						2,563,764

Retailers 2.9%
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	125		123,750
GSC Holdings Corp., Gtd. Notes	Ba3	8.00	10/1/12	165		171,600
Michaels Stores, Inc., Sr. Notes	B2	10.00	11/1/14	100		98,500
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00	10/15/15	380		395,200
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165	(f)	152,625
Rite Aid Corp., Sec‘d. Notes	B3	8.125	5/1/10	545		545,000
Saks, Inc., Gtd. Notes	B3	9.875	10/1/11	58		60,900
Susser Holdings LLC,
Gtd. Notes	B3	10.625	12/15/13	134	(f)	140,030
Sr. Notes	B3	10.625	12/15/13	70	(h)	73,150

						1,760,755

Technology 5.8%
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	75		71,625
Avago Technologies Finance Wireless (Singapore), Gtd. Notes	B2	10.125	12/1/13	55	(c)	57,888
First Data Corp., Gtd. Notes	B3	9.875	9/24/15	150	(h)	139,500
Flextronics International Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.25	11/15/14	200	(c)	190,250
Freescale Semiconductor, Inc.,
Sr. Notes, PIK	B1	9.125	12/15/14	1,055		920,487
Sr. Sub. Notes	B2	10.125	12/15/16	20		17,150
Iron Mountain, Inc.,
Gtd. Notes	B3	7.75	1/15/15	250		251,250
Gtd. Notes	B3	8.625	4/1/13	175		176,531
Nortel Networks Ltd. (Canada), Gtd. Notes	B3	4.25	9/1/08	68	(c)	66,895
NXP BV/NXP Funding LLC (Netherlands), Sec‘d. Notes, Sereis WI	Ba3	7.875	10/15/14	100	(c)	96,000
Open Solutions, Inc., Sr. Sub. Notes	Caa1	9.75	2/1/15	200	(h)	186,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/1/11	300	(c)	297,375
Sensata Technologies BV (Netherlands), Gtd. Notes	B3	8.00	5/1/14	300	(c)	279,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	300		303,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.75	11/15/11	50	(c)	50,000
Unisys Corp., Sr. Unsec‘d. Notes	B2	7.875	4/1/08	500		498,750

						3,601,701

Telecommunications 7.3%
Alltell Corp., Sr. Notes	Caa1	7.00	7/1/12	100		86,993
Centennial Communications Corp., Gtd. Notes	B2	10.125	6/15/13	75		78,375
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	75		75,000
Sr. Sub. Notes	B2	8.375	1/15/14	175		169,313
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		221,913
Sr. Notes	Ba2	6.25	1/15/13	150		144,938
Sr. Notes	Ba2	9.00	8/15/31	150		151,125
Cricket Communications, Inc., Gtd. Notes	Caa1	9.375	11/1/14	175		162,750
Dobson Cellular Systems, Inc., Sec‘d. Notes	Baa3	8.375	11/1/11	250		268,125
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	Caa1	12.50	5/1/15	225		231,750
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	575		573,562
Nordic Telephone Co. Holdings (Denmark), Sr. Notes	B2	8.875	5/1/16	265	(c)(h)	268,975
PAETEC Holding Corp., Sr, Notes	Caa1	9.50	7/15/15	100	(h)	99,250
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	280		277,900
Qwest Corp.,
Debentures	Ba1	6.875	9/15/33	250		227,500
Sr. Notes	Ba1	7.50	10/1/14	200		202,500
Rogers Wireless, Inc. (Canada), Sr. Sub. Notes	Ba1	8.00	12/15/12	200	(c)	208,648
Rural Cellular Corp., Sr. Notes	B3	9.875	2/1/10	135		140,063
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	100		102,250
Windstream Corp.,
Sr. Notes	Ba3	7.00	3/15/19	500		473,749
Sr. Notes	Ba3	8.625	8/1/16	300		311,250

						4,475,929

Total corporate bonds (cost $ 79,015,442)						77,083,834

SOVEREIGN BONDS 1.4%
Republic of Argentina,
Bonds, F.R.N.	B3	3.00	4/30/13	173	(c)(i)	106,519
Bonds, F.R.N.	B3	5.389	8/03/12	213	(c)(i)	186,745
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200		233,000
Republic of Philippines, Bonds	B1	9.375	1/18/17	300		364,500

Total sovereign bonds (cost $869,894)						890,764

				Shares		Value
COMMON STOCK

Electric
Mirant Corp. (cost $1,623)				92		$3,550

				Units
WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08				140	(f)	0
Viasystems Group, Inc., expiring 1/10/31				10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/15/10				150	(f)(h)	0

Total warrants (cost $ 219,816)						1

Total long-term investments (cost $80,106,775)						77,978,149

				Principal Amount (000)
SHORT-TERM INVESTMENT 4.4%
U.S. GOVERNMENT AGENCY SECURITY
Federal Home Loan Bank, Discount Note (cost $ 2,709,425)	NR	3.87%(e)	12/3/07	$2,710	2,709,137

Total Investments(j) 131.2% (cost $82,816,200)(k)					80,687,286
Liabilities in excess of other assets (31.2%)					(19,177,277)

Net Assets 100.0%					$61,510,009

F.R.N.—Floating Rate Note

M.T.N.—Medium Term Note

NR—Not rated by Moody‘s or Standard & Poor‘s

PIK— Payment in Kind

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor‘s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of such securities is $275,000. The aggregate value of $263,313 is approximately 0.4% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2007.
(j)	As of November 30, 2007, two securities representing $2 and 0.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States federal income tax basis of the Fund‘s investments and the net unrealized depreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$83,317,442	$862,037	$3,492,193	$2,630,156

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.